Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2010
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 16, 2011
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLC
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMG
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMC
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMV
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSG
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSC
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSV

PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio
PowerShares Fundamental Pure Large Core Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Large Core Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Large Core Portfolio
Management Fees	[1]	0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Large Core Portfolio	40	138	246	561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large core" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "large" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "large" and "core." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally large companies.
The Fund considers "fundamentally large" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds could also include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the healthcare sector. The healthcare sector includes companies that are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities.
Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

Core Investing Style Risk. The returns on "core" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Healthcare Sector Risk. The market value of securities of issuers in the healthcare sector can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the three months ended March 31, 2011 was 4.65%.

        Best Quarter                    Worst Quarter
12.44% (2nd Quarter 2009)       (18.98)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Large Cap IntellidexSM Index."
"1 Year" and "Since Inception" performance for the RAFI® Fundamental Large Core
Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental Pure Large Core Portfolio	Return Before Taxes	12.83%	1.47%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio After Taxes on Distributions	Return After Taxes on Distributions	12.21%	1.03%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.30%	0.98%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.66%	0.89%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio Russell Top 200 Index	Russell Top 200�� Index (reflects no deduction for fees, expenses or taxes)	13.64%	0.39%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio Dynamic Large Cap IntellidexSM Index	Dynamic Large Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	13.58%	2.19%	Dec 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 16, 2011
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Large Core Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Large Core Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The fee and expense information in the table has been restated to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large core" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "large" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "large" and "core." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally large companies.
The Fund considers "fundamentally large" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds could also include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the healthcare sector. The healthcare sector includes companies that are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities.
Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

Core Investing Style Risk. The returns on "core" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Healthcare Sector Risk. The market value of securities of issuers in the healthcare sector can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date total return for the three months ended March 31, 2011 was 4.65%.

        Best Quarter                    Worst Quarter
12.44% (2nd Quarter 2009)       (18.98)% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Large Cap IntellidexSM Index."
"1 Year" and "Since Inception" performance for the RAFI® Fundamental Large Core
Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.98%)
PowerShares Fundamental Pure Large Core Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio | Russell Top 200 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Top 200�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio | Dynamic Large Cap IntellidexSM Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dynamic Large Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	561
Annual Return 2007	rr_AnnualReturn2007	9.46%
Annual Return 2008	rr_AnnualReturn2008	(33.34%)
Annual Return 2009	rr_AnnualReturn2009	20.25%
Annual Return 2010	rr_AnnualReturn2010	12.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006

[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio
PowerShares Fundamental Pure Mid Growth Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Mid Growth Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Growth Portfolio
Management Fee	[1]	0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Mid Growth Portfolio	40	138	246	561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid growth" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "mid" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "mid" and "growth." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally mid companies.
The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds could also include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the financial services, healthcare, industrial and information technology sectors. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The healthcare sector includes companies that are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. The industrial sector includes companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. The information technology sector includes companies that are principally engaged in the business of providing information technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Growth Investing Style Risk. The market values of "growth" common stocks may be more volatile than other types of investments. The returns on "growth" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Healthcare Sector Risk. The market value of securities of issuers in the healthcare sector can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Information Technology Sector Risk. The market value of securities of issuers in the information technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the three months ended March 31, 2011 was 6.74%.

        Best Quarter                    Worst Quarter
17.26% (4th Quarter 2010)       (24.14)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Growth IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Mid Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental Pure Mid Growth Portfolio	Return Before Taxes	26.25%	4.51%	7.54%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions	26.13%	4.44%	7.48%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.06%	3.84%	6.54%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio S&P Citigroup Mid Cap Growth Index	S&P Citigroup Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	31.05%	7.38%	9.13%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio Russell Midcap Growth Index	Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)	26.60%	4.93%	7.33%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio Dynamic Mid Cap Growth IntellidexSM Index	Dynamic Mid Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	27.11%	5.21%	8.31%	Mar 3, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 16, 2011
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Mid Growth Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The fee and expense information in the table has been restated to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid growth" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "mid" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "mid" and "growth." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally mid companies.
The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds could also include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the financial services, healthcare, industrial and information technology sectors. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The healthcare sector includes companies that are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. The industrial sector includes companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. The information technology sector includes companies that are principally engaged in the business of providing information technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Growth Investing Style Risk. The market values of "growth" common stocks may be more volatile than other types of investments. The returns on "growth" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Healthcare Sector Risk. The market value of securities of issuers in the healthcare sector can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Information Technology Sector Risk. The market value of securities of issuers in the information technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date total return for the three months ended March 31, 2011 was 6.74%.

        Best Quarter                    Worst Quarter
17.26% (4th Quarter 2010)       (24.14)% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Growth IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Mid Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.14%)
PowerShares Fundamental Pure Mid Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio | S&P Citigroup Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Citigroup Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio | Dynamic Mid Cap Growth IntellidexSM Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dynamic Mid Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	561
Annual Return 2006	rr_AnnualReturn2006	9.46%
Annual Return 2007	rr_AnnualReturn2007	27.55%
Annual Return 2008	rr_AnnualReturn2008	(43.92%)
Annual Return 2009	rr_AnnualReturn2009	23.32%
Annual Return 2010	rr_AnnualReturn2010	26.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio
PowerShares Fundamental Pure Mid Core Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Mid Core Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Core Portfolio
Management Fees	[1]	0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Mid Core Portfolio	40	138	246	561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid core" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC ("Research
Affiliates®" or the "Index Provider"), based on the Index Provider's Fundamental
Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S.
companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to select common stocks for inclusion in the
Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small." The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large"
size group, the next 20% comprise the "mid" size group, and the final 10%
comprise the "small" size group. The "mid" size group is then further divided by the Index Provider into "growth," "core" or "value" subsets based on the
Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is comprised only of those common stocks classified by the Index Provider as both "mid" and "core." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally mid companies. The Fund considers
"fundamentally mid" companies to be those companies that comprise the Underlying
Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds could also include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the financial services and industrial sectors. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The industrial sector includes companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the
Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Core Investing Style Risk. The returns on "core" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the three months ended March 31, 2011 was 6.73%.

        Best Quarter                    Worst Quarter
16.57% (3rd Quarter 2009)       (23.24)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap IntellidexSM Index." "1
Year" and "Since Inception" performance for the RAFI® Fundamental Mid Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental Pure Mid Core Portfolio	Return Before Taxes	19.93%	1.69%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio After Taxes on Distributions	Return After Taxes on Distributions	19.56%	1.44%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.93%	1.28%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.66%	0.89%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio S&P Mid Cap 400 Index	S&P Mid Cap 400�� Index (reflects no deduction for fees, expenses or taxes)	26.95%	6.31%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio Russell Midcap Index	Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)	24.27%	3.74%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio Dynamic Mid Cap IntellidexSM Index	Dynamic Mid Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	20.70%	2.41%	Dec 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 16, 2011
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Core Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Mid Core Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The fee and expense information in the table has been restated to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid core" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC ("Research
Affiliates®" or the "Index Provider"), based on the Index Provider's Fundamental
Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S.
companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to select common stocks for inclusion in the
Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small." The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large"
size group, the next 20% comprise the "mid" size group, and the final 10%
comprise the "small" size group. The "mid" size group is then further divided by the Index Provider into "growth," "core" or "value" subsets based on the
Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is comprised only of those common stocks classified by the Index Provider as both "mid" and "core." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally mid companies. The Fund considers
"fundamentally mid" companies to be those companies that comprise the Underlying
Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds could also include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the financial services and industrial sectors. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The industrial sector includes companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the
Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Core Investing Style Risk. The returns on "core" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date total return for the three months ended March 31, 2011 was 6.73%.

        Best Quarter                    Worst Quarter
16.57% (3rd Quarter 2009)       (23.24)% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap IntellidexSM Index." "1
Year" and "Since Inception" performance for the RAFI® Fundamental Mid Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
PowerShares Fundamental Pure Mid Core Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio | S&P Mid Cap 400 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Mid Cap 400�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio | Dynamic Mid Cap IntellidexSM Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dynamic Mid Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	561
Annual Return 2007	rr_AnnualReturn2007	6.22%
Annual Return 2008	rr_AnnualReturn2008	(40.46%)
Annual Return 2009	rr_AnnualReturn2009	29.92%
Annual Return 2010	rr_AnnualReturn2010	19.93%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006

[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio
PowerShares Fundamental Pure Mid Value Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Mid Value Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Value Portfolio
Management Fees	[1]	0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Mid Value Portfolio	40	138	246	561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid value" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC ("Research
Affiliates®" or the "Index Provider"), based on the Index Provider's Fundamental
Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S.
companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to select common stocks for inclusion in the
Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small." The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large"
size group, the next 20% comprise the "mid" size group, and the final 10%
comprise the "small" size group. The "mid" size group is then further divided by the Index Provider into "growth," "core" or "value" subsets based on the
Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is comprised only of those common stocks classified by the Index Provider as both "mid" and "value." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally mid companies. The Fund considers
"fundamentally mid" companies to be those companies that comprise the Underlying
Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds could also include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the consumer discretionary and financial services sectors. The consumer discretionary sector includes companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Value Investing Style Risk. A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
"value" common stocks are less than returns on other styles of investing or the overall stock market. Different types of common stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the
Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the three months ended March 31, 2011 was 6.29%.

        Best Quarter                    Worst Quarter
18.56% (2nd Quarter 2009)       (21.46)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Value IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Mid Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental Pure Mid Value Portfolio	Return Before Taxes	13.54%	1.17%	3.26%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio After Taxes on Distributions	Return After Taxes on Distributions	13.15%	0.65%	2.72%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.78%	0.68%	2.47%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio Russell Midcap Value Index	Russell MidCap Value�� Index (reflects no deduction for fees, expenses or taxes)	22.26%	4.04%	6.44%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio S&P Citigroup Mid Cap Value Index	S&P Citigroup Mid Cap Value Index (reflects no deduction for fees, expenses or taxes)	22.93%	4.67%	7.16%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio Dynamic Mid Cap Value IntellidexSM Index	Dynamic Mid Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	14.23%	1.90%	4.06%	Mar 3, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 16, 2011
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Mid Value Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The fee and expense information in the table has been restated to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid value" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC ("Research
Affiliates®" or the "Index Provider"), based on the Index Provider's Fundamental
Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S.
companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to select common stocks for inclusion in the
Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small." The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large"
size group, the next 20% comprise the "mid" size group, and the final 10%
comprise the "small" size group. The "mid" size group is then further divided by the Index Provider into "growth," "core" or "value" subsets based on the
Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is comprised only of those common stocks classified by the Index Provider as both "mid" and "value." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally mid companies. The Fund considers
"fundamentally mid" companies to be those companies that comprise the Underlying
Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds could also include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the consumer discretionary and financial services sectors. The consumer discretionary sector includes companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Mid" Company Risk. Investing in common stocks of "fundamentally mid" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Value Investing Style Risk. A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
"value" common stocks are less than returns on other styles of investing or the overall stock market. Different types of common stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the
Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date total return for the three months ended March 31, 2011 was 6.29%.

        Best Quarter                    Worst Quarter
18.56% (2nd Quarter 2009)       (21.46)% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Value IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Mid Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.46%)
PowerShares Fundamental Pure Mid Value Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell MidCap Value�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio | S&P Citigroup Mid Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Citigroup Mid Cap Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio | Dynamic Mid Cap Value IntellidexSM Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dynamic Mid Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	561
Annual Return 2006	rr_AnnualReturn2006	14.32%
Annual Return 2007	rr_AnnualReturn2007	0.32%
Annual Return 2008	rr_AnnualReturn2008	(37.42%)
Annual Return 2009	rr_AnnualReturn2009	25.90%
Annual Return 2010	rr_AnnualReturn2010	13.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio
PowerShares Fundamental Pure Small Growth Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Small Growth Index
(the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Growth Portfolio
Management Fees	[1]	0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Small Growth Portfolio	40	138	246	561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small growth" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "small" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "small" and "growth." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally small companies.
The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds could also include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the consumer discretionary, financial services and information technology sectors. The consumer discretionary sector includes companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The information technology sector includes companies that are principally engaged in the business of providing information technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Sector allocation is not a factor in the construction of the
Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Growth Investing Style Risk. The market values of "growth" common stocks may be more volatile than other types of investments. The returns on "growth" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Information Technology Sector Risk. The market value of securities of issuers in the information technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the three months ended March 31, 2011 was 14.33%.

        Best Quarter                    Worst Quarter
18.01% (4th Quarter 2010)       (23.82)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Growth IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Small Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental Pure Small Growth Portfolio	Return Before Taxes	35.51%	0.23%	3.45%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions	35.51%	0.18%	3.40%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	23.08%	0.17%	2.94%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio S&P Citigroup Small Cap Growth Index	S&P Citigroup Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	30.19%	4.74%	7.00%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio Russell 2000 Growth Index	Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	31.04%	4.34%	7.14%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio Dynamic Small Cap Growth IntellidexSM Index	Dynamic Small Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	36.56%	1.02%	4.20%	Mar 3, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 16, 2011
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Small Growth Index
(the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The fee and expense information in the table has been restated to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small growth" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "small" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "small" and "growth." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally small companies.
The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds could also include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the consumer discretionary, financial services and information technology sectors. The consumer discretionary sector includes companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The information technology sector includes companies that are principally engaged in the business of providing information technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Sector allocation is not a factor in the construction of the
Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Growth Investing Style Risk. The market values of "growth" common stocks may be more volatile than other types of investments. The returns on "growth" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Information Technology Sector Risk. The market value of securities of issuers in the information technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date total return for the three months ended March 31, 2011 was 14.33%.

        Best Quarter                    Worst Quarter
18.01% (4th Quarter 2010)       (23.82)% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Growth IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Small Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.82%)
PowerShares Fundamental Pure Small Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio | S&P Citigroup Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Citigroup Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio | Dynamic Small Cap Growth IntellidexSM Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dynamic Small Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	561
Annual Return 2006	rr_AnnualReturn2006	5.55%
Annual Return 2007	rr_AnnualReturn2007	(0.96%)
Annual Return 2008	rr_AnnualReturn2008	(38.26%)
Annual Return 2009	rr_AnnualReturn2009	18.16%
Annual Return 2010	rr_AnnualReturn2010	35.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio
PowerShares Fundamental Pure Small Core Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Small Core Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Core Portfolio
Management Fees	[1]	0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Small Core Portfolio	40	138	246	561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small core" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "small" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "small" and "core." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally small companies.
The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds could also include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the financial services and industrial sectors. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The industrial sector includes companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the
Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Core Investing Style Risk. The returns on "core" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the three months ended March 31, 2011 was 9.69%.

        Best Quarter                    Worst Quarter
17.31% (2nd Quarter 2009)       (27.15)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap IntellidexSM Index."
"1 Year" and "Since Inception" performance for the RAFI® Fundamental Small Core
Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental Pure Small Core Portfolio	Return Before Taxes	22.36%	(0.05%)	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio After Taxes on Distributions	Return After Taxes on Distributions	22.19%	(0.27%)	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.52%	(0.17%)	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.66%	0.89%	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio S&P Small Cap 600 Index	S&P Small Cap 600�� Index (reflects no deduction for fees, expenses or taxes)	25.27%	3.77%	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio Russell 2000 Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	25.79%	3.04%	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio Dynamic Small Cap IntellidexSM Index	Dynamic Small Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	23.33%	0.85%	Dec 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 16, 2011
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Core Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Small Core Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The fee and expense information in the table has been restated to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small core" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "small" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "small" and "core." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally small companies.
The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds could also include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the financial services and industrial sectors. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The industrial sector includes companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the
Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Core Investing Style Risk. The returns on "core" common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date total return for the three months ended March 31, 2011 was 9.69%.

        Best Quarter                    Worst Quarter
17.31% (2nd Quarter 2009)       (27.15)% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap IntellidexSM Index."
"1 Year" and "Since Inception" performance for the RAFI® Fundamental Small Core
Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
PowerShares Fundamental Pure Small Core Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio | S&P Small Cap 600 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Small Cap 600�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio | Dynamic Small Cap IntellidexSM Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dynamic Small Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	561
Annual Return 2007	rr_AnnualReturn2007	(4.00%)
Annual Return 2008	rr_AnnualReturn2008	(34.78%)
Annual Return 2009	rr_AnnualReturn2009	17.85%
Annual Return 2010	rr_AnnualReturn2010	22.36%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006

[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio
PowerShares Fundamental Pure Small Value Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Small Value Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Value Portfolio
Management Fees	[1]	0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, 38 offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Small Value Portfolio	40	138	246	561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small value" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "small" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "small" and "value." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally small companies.
The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds could also include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the consumer discretionary, financial services and industrial sectors. The consumer discretionary sector includes companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services.
The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The industrial sector includes companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Value Investing Style Risk. A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
"value" common stocks are less than returns on other styles of investing or the overall stock market. Different types of common stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the
Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the three months ended March 31, 2011 was 8.88%.

        Best Quarter                    Worst Quarter
17.34% (2nd Quarter 2009)       (26.75)% (4th Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Value IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Small Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Fundamental Pure Small Value Portfolio	Return Before Taxes	19.48%	0.92%	2.73%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio After Taxes on Distributions	Return After Taxes on Distributions	18.97%	0.43%	2.28%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.62%	0.49%	2.07%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.63%	3.73%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio S&P Citigroup Small Cap Value Index	S&P Citigroup Small Cap Value Index (reflects no deduction for fees, expenses or taxes)	20.63%	2.57%	5.49%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio Russell 2000 Value Index	Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)	20.63%	2.23%	5.10%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio Dynamic Small Cap Value IntellidexSM Index	Dynamic Small Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	20.34%	1.70%	3.54%	Mar 3, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 16, 2011
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Small Value Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2011, the
Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The fee and expense information in the table has been restated to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or assume expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small value" U.S. companies (including real estate investment trusts ("REITs")), as classified by Research Affiliates, LLC
("Research Affiliates®" or the "Index Provider"), based on the Index Provider's
Fundamental Index® methodology. The Index Provider selects the common stocks to be included in the Underlying Index from a universe comprised of the 2,500 largest U.S. companies. The use of the word "Fundamental" in the Fund's name reflects the fact that, in the selection of the common stocks, the Index
Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding).
The Index Provider uses the following fundamental measures to select common stocks for inclusion in the Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small."
The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The "small" size group is then further divided by the Index Provider into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is comprised only of those common stocks classified by the
Index Provider as both "small" and "value." The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally small companies.
The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds could also include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the consumer discretionary, financial services and industrial sectors. The consumer discretionary sector includes companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services.
The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The industrial sector includes companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Common Stock Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Value Investing Style Risk. A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
"value" common stocks are less than returns on other styles of investing or the overall stock market. Different types of common stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the
Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date total return for the three months ended March 31, 2011 was 8.88%.

        Best Quarter                    Worst Quarter
17.34% (2nd Quarter 2009)       (26.75)% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Value IntellidexSM
Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI®
Fundamental Small Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.75%)
PowerShares Fundamental Pure Small Value Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio | S&P Citigroup Small Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Citigroup Small Cap Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio | Dynamic Small Cap Value IntellidexSM Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dynamic Small Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	561
Annual Return 2006	rr_AnnualReturn2006	17.43%
Annual Return 2007	rr_AnnualReturn2007	(8.45%)
Annual Return 2008	rr_AnnualReturn2008	(32.06%)
Annual Return 2009	rr_AnnualReturn2009	20.44%
Annual Return 2010	rr_AnnualReturn2010	19.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	The fee and expense information in the table has been restated to reflect current fees and expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, 38 offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.